Note 1	6 Months Ended
Jun. 30, 2025
Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Abstract]
Disclosure of Introduction, basis for the presentation of the condensed interim consolidated financial statements and other information [Text Block]	Introduction, basis for the presentation of the condensed interim consolidated financial statements and other information
1.1    Introduction
Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank”, “BBVA" or "BBVA, S.A.") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.
The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4, Bilbao) as noted on its web site (www.bbva.com).
In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, “the Group” or “the BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare consolidated financial statements comprising all consolidated subsidiaries of the Group.
The consolidated financial statements of the BBVA Group for the year ended December 31, 2024 were authorized for issue on February 21, 2025.
Basis for the presentation of the condensed interim consolidated financial statements
The BBVA Group’s condensed interim consolidated financial statements (hereinafter, the “Consolidated Financial Statements”) as of and for the six months ended June 30, 2025 are presented in accordance with the International Accounting Standard 34 “Interim Financial Reporting” (hereinafter “IAS 34”), adopted by the European Union (“EU-IFRS”), and with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board) and have been approved by the Board of Directors at its meeting held on July 30, 2025. In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated financial statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those consolidated financial statements.
Therefore, the Consolidated Financial Statements do not include all information required by a complete set of consolidated financial statements prepared in accordance with EU-IFRS. Consequently, for an appropriate understanding of the information included in them, they should be read together with the consolidated financial statements of the Group as of and for the year ended December 31, 2024.
The aforementioned annual consolidated financial statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the EU-IFRS applicable as of December 31, 2024, considering the Bank of Spain Circular 4/2017, as well as its successive amendments, and any other legislation governing financial reporting which was, as of the date of preparation of such consolidated financial statements, applicable and with the format and mark-up requirements established in the EU Delegated Regulation 2019/815 of the European Commission.
The Consolidated Financial Statements were prepared applying principles of consolidation, accounting policies and valuation criteria, which, as described in Note 2, are the same as those applied in the consolidated financial statements of the Group as of and for the year ended December 31, 2024, except for the new Standards and Interpretations applicable from January 1, 2025 (see Note 2.1), so that they present fairly the Group’s consolidated equity and financial position as of June 30, 2025, together with the consolidated results of its operations and the consolidated cash flows generated by the Group during the six months ended June 30, 2025.
The Consolidated Financial Statements and Notes were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. They include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the entities in the Group.
All effective accounting standards and valuation criteria with a significant effect on the Consolidated Financial Statements were applied in their preparation.
The amounts reflected in the Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Therefore, some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.
The percentage changes in amounts have been calculated using figures expressed in thousands of euros.
When determining the information to disclose about various items of the Consolidated Financial Statements, the Group, in accordance with IAS 34, has taken into account their materiality in relation to the consolidated financial statements.
1.3     Seasonal nature of income and expense
The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.
1.4    Responsibility for the information and for the estimates made
The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.
Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:
–Loss allowances on certain financial assets (see Notes 6, 12, 13 and 15).
–The assumptions used in the valuation of insurance and reinsurance contracts (see Note 22), to quantify certain provisions (see Note 23) and for the actuarial calculation of post-employment benefit liabilities and other commitments (see Note 24).
–The useful life and impairment losses of tangible and intangible assets and impairment losses of non-current assets held for sale (see Notes 16, 17 and 20).
–The valuation of goodwill and price allocation of business combinations (see Note 17).
–The fair value of certain unlisted financial assets and liabilities (see Notes 6, 7, 9, 10, 11 and 12).
–The recoverability of deferred tax assets (see Note 18) and the forecast of corporate tax expense.
In general, the BBVA Group is working to consider and include how climate risk and other climate-related matters can affect the financial statements, cash flows and financial performance of the Group within the models used for the relevant estimations. These estimates and judgments are being considered when preparing the financial statements of the BBVA Group and, where relevant, they are mentioned in the corresponding Notes to the Consolidated Financial Statements.
The prevailing geopolitical and economic uncertainties (see Note 6.1) entail a greater complexity in developing reliable estimations and applying judgment. Estimates have been made on the basis of the best available information on the matters analyzed, as of June 30, 2025. However, it is possible that events may take place subsequent to such date which could make it necessary to amend these estimations (upward or downward), which would be carried out prospectively, recognizing the effects of the change in estimation in the corresponding consolidated financial statements.
During the six-month period ended June 30, 2025 there have been no significant changes in the estimates made as of December 31, 2024, other than those indicated in these Consolidated Financial Statements.